Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Redeemable Noncontrolling Interest [Line Items]
Summary of Temporary Equity	The following table summarizes details of Preferred Stock authorized, issued and outstanding as of December 31, 2020
and
2021:

	Years Ended December 31,
Redeemable Convertible Preferred Stock Classes	2020	2021

Series A-1 redeemable convertible preferred stock, $0.001 par value, 2,865,698 shares authorized, 2,807,571 shares issued and outstanding as of December 31, 2020 and 2,827,878 shares issued and outstanding as of December 31, 2021 Liquidation preference of $6,079 and $6,334 at December 31, 2020 and December 31, 2021, respectively	$4,411	$4,414
Series A-2 redeemable convertible preferred stock, $0.001 par value, 7,018,203 shares authorized, 6,993,693 shares issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $18,224 and $19,138 at December 31, 2020 and December 31, 2021, respectively	11,438	11,438
Series A-3 redeemable convertible preferred stock, $0.001 par value, 8,647,679 shares authorized 8,629,505 shares issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $28,952 and $30,544 at December 31, 2020 and December 31, 2021, respectively	19,917	19,917

Series B redeemable convertible preferred stock, $0.001 par value, 21,245,353 shares authorized, issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $22,567 and $24,017 at December 31, 2020 and December 31, 2021, respectively	18,671	18,671
Series C redeemable convertible preferred stock, $0.001 par value, 35,152,184 shares authorized, 35,092,183 shares issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $65,014 and $69,595 at December 31, 2020 and December 31, 2021, respectively	55,851	55,851
Series D redeemable convertible preferred stock, $0.001 par value, 71,019,827 shares authorized, 60,184,332 shares issued and outstanding and as of December 31, 2020 and December 31, 2021 Liquidation preference of $113,736 and $122,459 at December 31, 2020 and December 31, 2021, respectivel y	108,499	108,499

Total	$218,787	$218,790